Net Revenues - Geographical Distribution (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical distribution of net consolidated revenues
Net revenue	€ 6,063,967	€ 4,933,118	€ 5,340,038
USA and Canada
Geographical distribution of net consolidated revenues
Net revenue	3,855,607	3,154,549	3,599,746
Spain [Member]
Geographical distribution of net consolidated revenues
Net revenue	320,631	362,407	339,169
European Union
Geographical distribution of net consolidated revenues
Net revenue	711,579	544,042	495,323
Rest of the world
Geographical distribution of net consolidated revenues
Net revenue	€ 1,176,150	€ 872,120	€ 905,800